Stock Option Plans - Schedule of Recognized Stock Based Compensation Expense (Details) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Service provider compensation	$ 133,125	$ 76,250	$ 124,896	$ 3,500
Employee compensation			205,250	33,271
Director compensation				25,000
Total			$ 330,146	$ 61,771